FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2016
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures," the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value.  Investment in marketable securities is classified within Level 1 because this asset is valued using quoted market prices. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2016 (Unaudited)
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in marketable securities	$104	$104	$-	$-
Foreign currency derivative contracts	41	-	41	-

Total financial assets	$145	$104	$41	$-

	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in marketable securities	$426	$426	$-	$-

Total financial assets	$426	$426	$-	$-

	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	$(19)	$-	$(19)	$-

Total financial liabilities	$(19)	$-	$(19)	$-